Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

5	SUBSEQUENT EVENTS

The Company has evaluated events occurring subsequent to December 31, 2014 through July 10, 2015, the date that these financial statements were available to be issued. There were no material subsequent events as of that date which would require disclosure in or adjustments to these financial statements.